Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement Condensed Consolidated Balance Sheets Unaudited Parenthetical Abstract
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	3,165,001	2,000,000
Preferred stock, shares outstanding	3,165,001	2,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,990,000,000	1,990,000,000	300,000,000
Common stock, shares issued	1,129,926,122	697,608,570	246,135,203
Common stock, shares outstanding	1,129,926,122	697,608,570	246,135,203